INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Income Tax Provision

	Year Ended
	December 31, 2013	December 31, 2012	December 31, 2011
Current tax expense (benefit):
Foreign	$(534)	$(1,800)	$16,645
Total current	(534)	(1,800)	16,645
Deferred tax expense (benefit):
Foreign	(8,854)	9,126	4,717
Total deferred	(8,854)	9,126	4,717
Income tax provision (benefit)	$(9,388)	$7,326	$21,362

Schedule of Profit (Loss) Before Taxes
	Year Ended
	December 31, 2013	December 31, 2012	December 31, 2011
Profit (loss) before taxes
Domestic	$(90,497)	$(83,049)	$(47,541)
Foreign	(26,551)	20,106	50,373
Total income (loss) before taxes	$(117,048)	$(62,943)	$2,832

Schedule of Deferred Tax Asset/Liability

	As of December 31,
	2013	2012
Net deferred tax benefit - current
Net operating loss carryforwards	$2,026	$758
Employees benefits and compensation	4,003	4,409
Accruals, reserves and others	2,760	5,435
	8,789	10,602
Valuation allowance	(2,779)	(1,745)
Total net current deferred tax benefit	$6,010	$8,857

	As of December 31,
	2013	2012
Net deferred tax benefit - long-term
Deferred tax assets -
Net operating loss carryforwards	$284,446	$271,631
Employees benefits and compensation	4,605	5,756
Research and development	2,005	1,879
Others	1,212	664
	292,268	279,930
Valuation allowance	(255,899)	(238,320)
	$36,369	$41,610
Deferred tax liability - depreciation and amortization	(41,255)	(55,099)
Intangible assets	(6,929)	(10,434)
Debt discount	(884)	(1,203)
Others	(912)	(1,279)
Total net long-term deferred tax liability	$(13,611)	$(26,405)

Schedule of Reconciliation of Unrecognized Tax Benefits
Unrecognized tax benefits
Balance at January 1, 2013	$27,414
Additions for tax positions of current year	12
Reductions for tax positions of prior year	(371)
Translation differences	(1,379)
Balance at December 31, 2013	$25,676

Unrecognized tax benefits
Balance at January 1, 2012	$32,377
Reductions for tax positions of prior year	(275)
Translation differences	(719)
Settlements	(3,969)
Balance at December 31, 2012	$27,414

Unrecognized tax benefits
Balance at January 1, 2011	$14,908
Additions for tax positions of current year	8,462
Additions for tax positions of prior year	9,730
Reductions for tax positions of prior year	(723)
Balance at December 31, 2011	$32,377

Schedule of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2013	2012	2011
Tax expense (benefit) computed at statutory rates	$(29,262)	$(15,736)	$680
Effect of different tax rates in different jurisdictions	1,408	7,514	10,683
Tax benefits for which deferred taxes were not recorded	20,139	15,955	7,300
Permanent differences and other, net	(1,673)	(407)	2,699
Income tax provision (benefit)	$(9,388)	$7,326	$21,362